SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY (Details) - Series F Preferred Warrants [Member] - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning Balance	939
Weighted Average Exercise Price, Oustanding Beginng Balance	$ 1.00
Weighted Average Remaining Years, Outstanding	7 years 6 months	8 years 6 months
Number of Series F Preferred Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Forfeited and cancelled
Weighted Average Exercise Price, Forfeited and cancelled
Number of Series F Preferred Warrants, Outstanding Ending Balance	939	939
Weighted Average Exercise Price, Oustanding Ending Balance	$ 1.00	$ 1.00